ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	9 Months Ended
Sep. 30, 2022
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

8. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following at September 30, 2022 and December 31, 2021:

	September 30, 2022	December 31, 2021

Customer deposits	$-	$6,999,980
Payroll and related benefits	236,200	-
Professional fees	-	-
Placement agent fees	-	-
Other	955	7,551
Total accrued expenses and other current liabilities	$237,155	$7,007,531